CONDENSED CONSOLIDATED STATEMENTS OF CASHFLOWS - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating activities:
Net loss	$ (91)	$ (114)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	44	34
Deferred tax benefit	(26)	(22)
Equity-based compensation	3
Release of allowance for doubtful accounts		(2)
Share of losses from equity-method investments	1	1
Amortization of debt discount and debt issuance costs	1	1
Pension contributions	(6)	(5)
Changes in working capital, net of effects from acquisitions
Accounts receivables	(189)	6
Prepaid expenses and other current assets	(3)	38
Due from affiliates	9	(4)
Due to affiliates		1
Accounts payable, accrued expenses and other current liabilities	93	(43)
Other	10	(5)
Net Cash Used In Operating Activities	(154)	(114)
Investing activities:
Purchase of property and equipment	(21)	(9)
Business acquisition, net of cash acquired		(53)
Net Cash Used In Investing Activities	(21)	(62)
Financing activities:
Proceeds from issuance of preferred shares		50
Proceeds from senior secured prior tranche B-2 term loans		50
Repayment of senior secured term loans	(1)	(2)
Repayment of finance lease obligations	(2)	(2)
Payment of lender fees and issuance costs for senior secured term loans facilities		(6)
Payment of offering costs	(4)
Capital distributions to shareholders		(1)
Net Cash Provided By Financing Activities	(7)	89
Effect of exchange rates changes on cash, cash equivalents and restricted cash	(3)	(3)
Net change in cash	(185)	(90)
Cash at beginning of period	525	593
Cash at end of period	340	503
Supplemental cash flow information:
Cash (received) paid for income taxes (net of refunds)	(1)	2
Cash paid for interest (net of interest received)	18	10
Dividend accrued on preferred shares	5
Non-cash additions for operating lease right-of-use assets		$ 11
Deferred offering costs accrued during the period	$ 4